Subsequent Events (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended
	Jan. 25, 2021	Apr. 29, 2020	Dec. 18, 2020	Dec. 31, 2020	May 01, 2020
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00		$ 1.00
Warrants and Rights Outstanding, Maturity Date					Apr. 30, 2021
Issuance of common stock in connection with exercise of investor warrants			$ 400,000	$ 400,000
Issuance of common stock in connection with exercise of investor warrants, shares.			400,000
Second Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.50
Warrants and Rights Outstanding, Term					12 months
Subscription Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		478,750
Sale of Stock, Price Per Share		$ 1.00
Subscription Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		500,000
Private placement fee amount paid		$ 50,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00				$ 1.00
Warrants and Rights Outstanding, Maturity Date					Apr. 30, 2021
Issuance of common stock in connection with exercise of investor warrants	$ 200,000
Issuance of common stock in connection with exercise of investor warrants, shares.	200,000
Subsequent Event [Member] | Second Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.50
Warrants and Rights Outstanding, Term					12 months
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		478,750
Sale of Stock, Price Per Share		$ 1.00
Sale of Stock, Consideration Received on Transaction		$ 478,750
Subsequent Event [Member] | Subscription Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		500,000
Private placement fee amount paid		$ 50,000